INCOME TAX (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Income Tax [Abstract]
Current tax expense (income), Current year	$ (2,331)	$ 14,378	$ 7,220
Deferred tax expense (income), Creation and reversal of temporary differences	4,834	5,310	(8,168)
Tax expenses (benefit)	$ 2,503	$ 19,688	$ (948)